Shareholders' Equity - Summary of Market Prices and Intermediated Through the Financial Institution (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended				7 Months Ended		12 Months Ended
	May 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Aug. 07, 2023		Dec. 31, 2022
Disclosure of classes of share capital [line items]
Average price	R$ 3.84	R$ 5.18	R$ 8.11	R$ 7.94	R$ 3.84		R$ 5.45
Total price	R$ 4,498	R$ 8,328	R$ 893	R$ 436	R$ 4,498	[1]	R$ 9,657
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	1,170,603	1,607,940	110,100	54,900	1,170,603	[1]	1,772,940

[1]	The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“dissidência”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).